BLACKROCK FUNDSSM

BlackRock Emerging Market Allocation Portfolio

(the “Fund”)

Supplement dated June 17, 2016

to the Fund’s Summary Prospectus dated June 17, 2016, Prospectus dated February 26, 2016 (as amended June 17, 2016) and Statement of Additional Information (“SAI”) dated February 26, 2016

Effective July 18, 2016, the Fund will change its name to BlackRock Total Emerging Markets Fund. Accordingly, effective July 18, 2016, references to the Fund’s name in the Fund’s Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.

Shareholders should retain this Supplement for future reference.

PRSAI-EMAP-0616SUP